Pension Plans (Tables)	12 Months Ended
Sep. 30, 2014
Pension Plans
Reconciliations of the changes in the U.S. and international plans' benefit obligations

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$180.3	$622.1	$192.9	$574.0	$171.0	$504.3
Service cost	—	0.7	—	0.9	—	1.1
Participant contributions	0.4	0.2	0.4	0.3	0.6	0.3
Interest cost	7.8	27.9	6.6	23.8	7.7	25.6
Benefits paid	(12.8)	(23.3)	(11.0)	(18.8)	(10.0)	(25.7)
Actuarial (gain) loss	23.2	62.3	(8.6)	49.0	23.6	50.3
Plan settlements	—	(2.0)	—	(5.7)	—	(2.4)
Net transfer in/(out)/acquisitions	18.1	—	—	—	—	—
Foreign currency translation (gain) loss	—	(11.3)	—	(1.4)	—	20.5

Benefit obligation at end of year	$217.0	$676.6	$180.3	$622.1	$192.9	$574.0

Reconciliations of the changes in the fair value of assets

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
	(in millions)
Change in plan assets
Fair value of plan assets at beginning of year	$119.8	$489.9	$112.3	$462.4	$91.5	$417.3
Actual return on plan assets	14.2	60.4	11.3	37.4	17.0	39.0
Employer contributions	4.9	16.4	6.8	16.2	13.2	17.2
Participant contributions	0.4	0.2	0.4	0.3	0.6	0.3
Benefits paid	(12.8)	(23.3)	(11.0)	(18.8)	(10.0)	(25.7)
Plan settlements	—	(2.0)	—	(5.7)	—	(2.4)
Net transfer in/(out)/acquisitions	13.2	—	—	—	—	—
Foreign currency translation (loss) gain	—	(9.0)	—	(1.9)	—	16.7

Fair value of plan assets at end of year	$139.7	$532.6	$119.8	$489.9	$112.3	$462.4

Reconciliations of the funded status

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
	(in millions)
Reconciliation of funded status:
Funded status at end of year	$(77.3)	$(144.0)	$(60.5)	$(132.2)	$(80.6)	$(111.6)
Contribution made after measurement date	N/A	N/A	N/A	N/A	N/A	N/A

Net amount recognized at end of year	$(77.3)	$(144.0)	$(60.5)	$(132.2)	$(80.6)	$(111.6)

Amounts recognized in the consolidated balance sheets

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
	(in millions)
Amounts recognized in the consolidated balance sheets:
Other non-current assets	$—	$1.1	$—	$0.6	$—	$—
Accrued expenses and other current liabilities	(1.7)	—	(1.4)	—	(1.7)	—
Other long-term liabilities	(75.6)	(145.1)	(59.1)	(132.8)	(78.9)	(111.6)

Net amount recognized in the balance sheet	$(77.3)	$(144.0)	$(60.5)	$(132.2)	$(80.6)	$(111.6)

Reconciliation of amounts in the consolidated statements of stockholders' equity

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
	(in millions)
Reconciliation of amounts in consolidated statements of stockholders' equity:
Prior service credit	$—	$5.8	$—	$6.0	$—	$6.2
Net (loss)	(113.0)	(190.1)	(99.4)	(170.7)	(115.1)	(143.2)

Total recognized in accumulated other comprehensive (loss)	$(113.0)	$(184.3)	$(99.4)	$(164.7)	$(115.1)	$(137.0)

Components of net periodic cost for the Company's pension and post-retirement plans

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
	(in millions)
Components of net periodic (benefit) cost:
Service costs	$—	$0.7	$—	$1.0	$—	$1.1
Interest cost on projected benefit obligation	7.8	27.9	6.6	23.8	7.7	25.6
Expected return on plan assets	(8.6)	(26.1)	(8.5)	(22.7)	(8.4)	(25.3)
Amortization of prior service costs	—	(0.2)	—	(0.2)	—	(0.2)
Amortization of net loss	4.0	4.9	4.3	4.0	3.1	2.3
Settlement loss recognized	—	0.4	—	2.6	—	0.5

Net periodic (benefit) cost	$3.2	$7.6	$2.4	$8.5	$2.4	$4.0

Amounts included in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year

        Amounts included in accumulated other comprehensive loss as of September 30, 2014 that are expected to be recognized as components of net periodic benefit cost during fiscal 2015 are (in millions):

	U.S.	Int'l
Amortization of prior service cost	$—	$0.2
Amortization of net actuarial losses	(4.3)	(6.2)

Total	$(4.3)	$(6.0)

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
	(in millions)
Projected benefit obligation	$217.0	$658.5	$180.3	$601.7	$192.9	$574.0
Accumulated benefit obligation	217.0	656.3	180.3	599.8	192.9	570.6
Fair value of plan assets	139.7	513.4	119.8	469.0	112.3	462.4

Schedule of expected future benefit payments

        The table below provides the expected future benefit payments, in millions:

Year Ending September 30,	U.S.	Int'l
2015	$12.2	$26.5
2016	14.9	21.9
2017	13.4	26.3
2018	12.9	29.1
2019	13.4	25.8
2020 - 2024	68.3	153.3

Total	$135.1	$282.9

Schedule of underlying assumptions for the pension plans

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
Weighted-average assumptions to determine benefit obligation:
Discount rate	4.00%	3.94%	4.40%	4.44%	3.50%	4.39%
Salary increase rate	N/A	2.38%	N/A	2.58%	N/A	2.36%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.40%	4.44%	3.50%	4.39%	4.65%	5.12%
Salary increase rate	N/A	2.58%	N/A	2.36%	N/A	2.65%
Expected long-term rate of return on plan assets	7.50%	5.40%	7.50%	5.11%	7.50%	5.65%

Summary of the Company's target allocation and pension plan asset allocation, both U.S. and international

			Percentage of Plan Assets as of September 30,
	Target Allocations
			2014		2013
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l
Asset Category
Equities	45%	1%	58%	28%	49%	28%
Debt	42	47	31	33	34	37
Cash	3	1	1	3	1	4
Property and other	10	51	10	36	16	31

Total	100%	100%	100%	100%	100%	100%

Fair values of the Company's post-retirement benefit plan assets by major asset categories

		Fair Value Measurement as of September 30, 2014
	Total Carrying Value as of September 30, 2014	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and cash equivalents	$7.9	$3.4	$4.5	$—
Investment funds
Diversified funds	159.3	—	159.3	—
Equity funds	220.3	—	220.3	—
Fixed income funds	219.3	—	219.3	—
Hedge funds	27.9	—	14.2	13.7
Assets held by insurance company	37.6	—	37.6	—

Total	$672.3	$3.4	$655.2	$13.7

		Fair Value Measurement as of September 30, 2013
	Total Carrying Value as of September 30, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and cash equivalents	$11.0	$11.0	$—	$—
Investment funds
Diversified funds	108.6	—	108.6	—
Equity funds	192.4	—	192.4	—
Fixed income funds	220.6	—	220.6	—
Hedge funds	25.0	—	12.4	12.6
Assets held by insurance company	46.1	—	46.1	—
Real estate	6.0	—	6.0	—

Total	$609.7	$11.0	$586.1	$12.6

Changes in the fair value of the Company's post-retirement plan Level 3 assets

	September 30, 2013 Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Actual return on plan assets, relating to assets sold during the period	Purchases, sales and settlements	Transfer into / (out of) Level 3	Change due to exchange rate changes	September 30, 2014 Ending balance
	(in millions)
Investment funds
Hedge funds	$12.6	$1.1	$—	$—	$—	$—	$13.7

Total	$12.6	$1.1	$—	$—	$—	$—	$13.7

	September 30, 2012 Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Actual return on plan assets, relating to assets sold during the period	Purchases, sales and settlements	Transfer into / (out of) Level 3	Change due to exchange rate changes	September 30, 2013 Ending balance
	(in millions)
Investment funds
Hedge funds	$10.6	$2.0	$—	$—	$—	$—	$12.6

Total	$10.6	$2.0	$—	$—	$—	$—	$12.6